SCHEDULE OF RECOGNIZED AMOUNTS RELATED TO REVENUE (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenue [abstract]
Concentrate revenues from contracts with customers		$ 9,440	$ 939	$ 19,284	$ 6,530
Provisional pricing adjustment on concentrate sales.	[1]	277	(252)	214	(778)
Revenues from toll milling services					496
Total revenues		$ 9,717	$ 687	$ 19,498	$ 6,248

[1]	Refer to Note 18 of the Q1 2021 Condensed Consolidated Financial Statements. The 2020 quarterly information was revised for the reclassification of foreign exchange differences on provisionally priced sales. The revisions for the three and six months ended June 30, 2020 are $204 and $1,258, respective debits to revenue.